Exhibit 99.1

Elara HGV Timeshare Issuer 2016-A, LLC Vacation Timeshare Loan Backed Notes Sample Loan Agreed-Upon Procedures Report To: Lantern Asset Management, LLC Deutsche Bank Securities Inc. 13 June 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Lantern Asset Management, LLC

300 Crescent Court, Suite 1100

Dallas, Texas 75201

Deutsche Bank Securities Inc.

60 Wall Street

New York, New York 10005

Re:	Elara HGV Timeshare Issuer 2016-A, LLC

Vacation Timeshare Loan Backed Notes (the “Notes”)

Sample Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Elara Depositor, LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of timeshare loans (the “Loans”) that will secure the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Grand Vacations Services LLC (the “Servicer”), on behalf of the Depositor, provided us with:

a.	Imaged copies of:

i.	The promissory note and purchase agreement (collectively, the “Hilton Note”),

ii.	The correction notice, as applicable (the “Correction Notice”),

iii.	Certain printed screen shots from the Servicer’s system (the “System Screen Shots”) and

iv.	Certain printed screen shots from the credit scoring system (the “Credit Score Certification,” together with the Hilton Note, Correction Notice and System Screen Shots, the “Source Documents”)

relating to the Sample Loans (as defined in Attachment A),

b.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined herein), which are listed on Exhibit 2 to Attachment A, and

c.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, Deutsche Bank Securities Inc. (the “Initial Purchaser”), on behalf of the Depositor, provided us with:

a.	An electronic data file labeled “Elara eligible tape 20160430.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Initial Purchaser, on behalf of the Depositor, indicated contains information as of 30 April 2016 (the “Preliminary Cut-off Date”) on certain timeshare loans (the “Preliminary Loans”) that are expected to be representative of the Loans and

b.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, Sample Characteristics, Preliminary Data File and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Servicer or Initial Purchaser, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Loans or Loans (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer or Initial Purchaser, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Loans,

iii.	Whether the originator of the Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 June 2016

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Servicer, on behalf of the Depositor, we randomly selected a sample of 200 Preliminary Loans from the Preliminary Data File (the “Sample Loans”). The Sample Loans are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Servicer, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Loans they instructed us to select from the Preliminary Data File.

2.	For each Sample Loan, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Servicer, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Loans

Sample Loan Number	Loan Number
1	[***]
2	[***]
3	[***]
4	[***]
5	[***]
6	[***]
7	[***]
8	[***]
9	[***]
10	[***]
11	[***]
12	[***]
13	[***]
14	[***]
15	[***]
16	[***]
17	[***]
18	[***]
19	[***]
20	[***]
21	[***]
22	[***]
23	[***]
24	[***]
25	[***]
26	[***]
27	[***]
28	[***]
29	[***]
30	[***]
31	[***]
32	[***]
33	[***]
34	[***]
35	[***]
36	[***]
37	[***]
38	[***]
39	[***]

Sample Loan Number	Loan Number
40	[***]
41	[***]
42	[***]
43	[***]
44	[***]
45	[***]
46	[***]
47	[***]
48	[***]
49	[***]
50	[***]
51	[***]
52	[***]
53	[***]
54	[***]
55	[***]
56	[***]
57	[***]
58	[***]
59	[***]
60	[***]
61	[***]
62	[***]
63	[***]
64	[***]
65	[***]
66	[***]
67	[***]
68	[***]
69	[***]
70	[***]
71	[***]
72	[***]
73	[***]
74	[***]
75	[***]
76	[***]
77	[***]
78	[***]

Exhibit 1 to Attachment A

Sample Loan Number	Loan Number
79	[***]
80	[***]
81	[***]
82	[***]
83	[***]
84	[***]
85	[***]
86	[***]
87	[***]
88	[***]
89	[***]
90	[***]
91	[***]
92	[***]
93	[***]
94	[***]
95	[***]
96	[***]
97	[***]
98	[***]
99	[***]
100	[***]
101	[***]
102	[***]
103	[***]
104	[***]
105	[***]
106	[***]
107	[***]
108	[***]
109	[***]
110	[***]
111	[***]
112	[***]
113	[***]
114	[***]
115	[***]
116	[***]
117	[***]
118	[***]
119	[***]

Sample Loan Number	Loan Number
120	[***]
121	[***]
122	[***]
123	[***]
124	[***]
125	[***]
126	[***]
127	[***]
128	[***]
129	[***]
130	[***]
131	[***]
132	[***]
133	[***]
134	[***]
135	[***]
136	[***]
137	[***]
138	[***]
139	[***]
140	[***]
141	[***]
142	[***]
143	[***]
144	[***]
145	[***]
146	[***]
147	[***]
148	[***]
149	[***]
150	[***]
151	[***]
152	[***]
153	[***]
154	[***]
155	[***]
156	[***]
157	[***]
158	[***]
159	[***]
160	[***]

Exhibit 1 to Attachment A

Sample Loan Number	Loan Number
161	[***]
162	[***]
163	[***]
164	[***]
165	[***]
166	[***]
167	[***]
168	[***]
169	[***]
170	[***]
171	[***]
172	[***]
173	[***]
174	[***]
175	[***]
176	[***]
177	[***]
178	[***]
179	[***]
180	[***]
181	[***]
182	[***]
183	[***]
184	[***]
185	[***]
186	[***]
187	[***]
188	[***]
189	[***]
190	[***]
191	[***]
192	[***]
193	[***]
194	[***]
195	[***]
196	[***]
197	[***]
198	[***]
199	[***]
200	[***]

Exhibit 2 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

Loan number	Hilton Note	i.

Borrower state	(a) Hilton Note or (b) System Screen Shots	ii., iii.

Property code	Hilton Note

Sales price	Hilton Note

Equity transferred	Hilton Note

Original term	Hilton Note

Date of sale	System Screen Shots

Cash down payment	Hilton Note and recalulation	iv.

Original balance	Hilton Note

Interest rate	(a) Hilton Note or (b) System Screen Shots	v., vi.

Maturity date	(a) Hilton Note or (b) System Screen Shots	vii., viii.

Principal & interest payment	System Screen Shots

Next payment date	(a) System Screen Shots or (b) Correction Notice	ix. x.

Current balance	System Screen Shots

Original credit score (high)	(a) Credit Score Certification or (b) Credit Score Certification and System Screen Shots	xi.

Notes:

i.	For identification purpose only.

ii.	For the purpose of comparing the borrower state Sample Characteristic for each Sample Loan (except for Sample Loan numbers 4 and 143), the Servicer, on behalf of the Depositor, instructed us:

a.	To use the Hilton Note as the Source Document and

b.	Not to compare the borrower state Sample Characteristic for Sample Loans which have a borrower state value of <blank>, as shown on the Preliminary Data File.

Exhibit 2 to Attachment A

Notes: (continued)

iii.	For the purpose of comparing the borrower state Sample Characteristic for Sample Loan numbers 4 and 143, the Servicer, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

iv.	For the purpose of comparing the cash down payment Sample Characteristic for each Sample Loan, the Servicer, on behalf of the Depositor, instructed us to recalculate the cash down payment as the difference between the:

(a)	Total down payment and

(b)	Closing costs,

both as shown on the Hilton Note.

v.	For the purpose of comparing the interest rate Sample Characteristic for each Sample Loan (except for Sample Loan numbers 3, 35, 49, 57, 90, 91, 93, 97, 107, 111, 118, 146, 151, 155, 156, 157, 158, 159, 160, 161, 162, 163, 164, 165, 166, 167, 168, 169, 170, 171, 172, 173, 174, 175, 176, 177, 178, 179, 180, 181, 182, 183, 184, 185, 186, 187, 188, 189, 190, 191, 192, 193, 194, 195, 196, 197 and 198), the Servicer, on behalf of the Depositor, instructed us to use the Hilton Note as the Source Document.

vi.	For the purpose of comparing the interest rate Sample Characteristic for Sample Loan numbers 3, 35, 49, 57, 90, 91, 93, 97, 107, 111, 118, 146, 151, 155, 156, 157, 158, 159, 160, 161, 162, 163, 164, 165, 166, 167, 168, 169, 170, 171, 172, 173, 174, 175, 176, 177, 178, 179, 180, 181, 182, 183, 184, 185, 186, 187, 188, 189, 190, 191, 192, 193, 194, 195, 196, 197 and 198, the Servicer, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

vii.	For the purpose of comparing the maturity date Sample Characteristic for each Sample Loan (except for Sample Loan numbers 1, 57, 70 and 190), the Servicer, on behalf of the Depositor, instructed us to use the Hilton Note as the Source Document.

viii.	For the purpose of comparing the maturity date Sample Characteristic for Sample Loan numbers 1, 57, 70 and 190, the Servicer on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

ix.	For the purpose of comparing the next payment date Sample Characteristic for each Sample Loan (except for Sample Loan number 190), the Servicer, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

x.	For the purpose of comparing the next payment date Sample Characteristic for Sample Loan number 190, the Servicer, on behalf of the Depositor, instructed us to use the Correction Notice as the Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

xi.	The Servicer, on behalf of the Depositor, instructed us not to compare the original credit score (high) Sample Characteristic for any Sample Loan with an original credit score (high) value of “0,” as shown on the Preliminary Data File.

For the purpose of comparing the original credit score (high) Sample Characteristic for each Sample Loan with an original credit score (high) value greater than “0,” as shown on the Preliminary Data File, the Servicer, on behalf of the Depositor, provided one or more Credit Score Certification Source Documents. The Servicer, on behalf of the Depositor, instructed us to use the Credit Score Certification with the highest original credit score (high) value as the Source Document.

For the purpose of comparing the original credit score (high) Sample Characteristic for each Sample Loan with an original credit score (high) value greater than “0,” as shown on the Preliminary Data File, and with the loan number not included on the corresponding Credit Score Certification Source Document, the Servicer, on behalf of the Depositor, instructed us to use the upgrade loan number, as shown on the System Screen Shots, to identify the Credit Score Certification Source Document corresponding to the Sample Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Depositor, that are described in the notes above.